Related party transactions (Tables)	12 Months Ended
Sep. 30, 2022
Related party transactions
Schedule of compensation to key management personnel

	Year Ended	Year Ended
	September 30,	September 30,
	2022	2021
Salaries and benefits paid during the year	$1,030	$968
Stock-based compensation	2,626	1,036
Total	$3,656	$2,004